Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of goodwill			$ 1,190,000		$ 0	$ 4,663,514
Amortization expense including discontinued operations	$ 21,832	$ 8,967	$ 21,832	$ 26,901	$ 26,901	$ 16,653
Impairment loss, description			the Company recorded an impairment loss of $4,663,514 related to goodwill in accordance with ASC 350-20-35, Intangibles – Goodwill and Other - Goodwill. Additionally, in 2020, the Company recorded an impairment loss of $334,195 related to indefinite-lived intangible assets in accordance with ASC 350-30-35 Intangibles – Goodwill and Other – General Intangibles Other Than Goodwill and an impairment loss of $27,023 related to intangible assets subject to amortization in accordance with ASC 360-10-35, Property, Plant, and Equipment. The fair value of CMI was the expected sales price, which management determined based on offers received and sales negotiations.		the Company recorded an impairment loss of $4,663,514 related to goodwill in accordance with ASC 350-20-35, Intangibles – Goodwill and Other - Goodwill. Additionally, the Company recorded an impairment loss of $334,195 related to indefinite-lived intangible assets in accordance with ASC 350-30-35 Intangibles – Goodwill and Other – General Intangibles Other Than Goodwill and an impairment loss of $27,023 related to intangible assets subject to amortization in accordance with ASC 360-10-35, Property, Plant, and Equipment. The fair value of CMI was the expected sales price, which management determined based on offers received and sales negotiations.
Amortization expense		$ 8,967		$ 26,901